Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 16,594	$ 4,980
Work-in-progress	5,885	2,329
Total	$ 22,479	$ 7,309